EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
EXPLORATION AND EVALUATION ASSETS [Text Block]

9. EXPLORATION AND EVALUATION ASSETS

Acquisition Costs

At December 31, 2017 and 2016, the Company has capitalized the following acquisition costs on its exploration and evaluation assets:

Region	Properties	December 31, 2017	December 31, 2016
Asia Pacific	Various	$-	$81,124
Sweden	Various	16,671	16,671
	Viad royalties	421,084	421,084
Turkey	Alankoy	153,960	153,960
	Sisorta	-	-
	Trab	78,587	78,587
United States	Superior West, Arizona	867,096	1,000,479
of America	Yerington, Nevada	304,568	393,095
Total		$1,841,966	$2,145,000

During the year ended December 31, 2017, the Company received a $133,383 (US$100,000) annual option payment related to an exploration and option to purchase agreement for the Superior West project with Kennecott Exploration Company (“Kennecott”). The Company also received the annual option payment related to an option agreement with Mason Resources Corp (“Mason”) for $88,527 (US$75,000) and applied against the Yerington project. Also during the year ended December 31, 2017, the Company sold the wholly owned Australian subsidiary that held the Koonenberry licences in Australia. As part of the sale, the Company transferred the ownership of the Koonenberry property which had a capitalized cost of $81,124.

During the year ended Dececmber 31, 2016, the Company received a $129,820 (US$100,000) annual option payment related to an exploration and option to purchase agreement for the Superior West project with Kennecott Exploration Company (“Kennecott”) applied against the Superior West capitalized costs. Also during the year ended December 31, 2016, the Company sold its Sisorta project in Turkey and all capitalized costs were recovered.

During the year ended December 31, 2015 the Company wrote-off $56,085 of capitalized exploration costs related to the termination of a 1% net smelter returns royalty (“NSR”) agreement on one of its interests in Haiti.

Sweden and Norway Licenses

The Company holds certain exploration permits in Sweden and Norway. There are no specific spending commitments on the Swedish licenses and permits.

On February 14, 2017, the Company completed an agreement to sell certain wholly owned subsidiaries in Sweden previously announced in November 2016, to Boreal Metals Corp. (“BMC”)(TSX-V: BMX), a British Columbia corporation. Pursuant to the agreement BMC acquired two wholly-owned subsidiaries of the Company that control the Gumsberg and Adak exploration assets in Sweden and the Tynset and Burfjord assets in Norway. In exchange for the transfer of its wholly-owned subsidiary Iekelvare AB, which owns the Gumsberg and Adak properties, and its entire interest in its wholly-owned subsidiary EMX Exploration Scandinavia AB, which owns the Tynset and Burfjord properties BMC must complete the following:

•

BMC issued 1,713,390 common shares to EMX representing a 19.9% equity ownership in BMC. BMC had thecontinuing obligation to issue additional shares of BMC to EMX to maintain its 19.9% interest in Boreal, at no additional cost to EMX, until BMC raised CAD $5,000,000 in equity (completed). EMX now has the right to participate pro-rata in future financings at its own cost to maintain its 19.9% interest in Boreal.

•	BMC also agreed to reimburse SEK 550,000 ($81,996, received) to the Company for license fees related to the Adak license.
•

As part of the agreement, EMX will receive an uncapped 3% NSR royalty on each of the properties. Within five years of the closing date, BMC has the right to buy down up to 1% of the royalty on any given project by paying EMX US$2,500,000 in cash and shares of BMC. Such buy down is project specific.

•

Additionally, EMX will receive annual advance royalty (“AAR”) payments of US$20,000 for each of the properties commencing on the second anniversary of the closing, with each AAR payment increasing by US$5,000 per year until reaching US$60,000 per year, except that BMC may forgo AAR payments on two of the four Properties in years two and three.

•

EMX will also receive a 0.5% NSR royalty on any new mineral exploration projects generated by BMC in Sweden or Norway, excluding projects acquired from a third party containing a mineral resource or reserve or an existing mining operation. These royalties are not capped and not subject to a buy down.

•	As part of the agreement, EMX also has the right to nominate one seat on the Board of Directors of BMC.

Pursuant to the sale agreement, the Company received 1,713,390 shares of BMC on signing and valued the shares received at $0.05 per share or $85,670, and paid a US$12,000 ($15,862) finders fee. Subsequent to signing, pursuant to equity and private placements completed by BMC, BMC issued EMX a further 7,492,492 shares to EMX valued at $1,290,998. Pursuant to the sale agreement, EMX has recorded a total gain on sale of $1,393,224. As at December 31, 2017, EMX held 9,205,882 shares of BMC representing approximately a 17.8% interest.

In December 2017, the Company executed an option agreement for the sale of the Slättberg licenses in Sweden to Sienna Resources Inc. (“Sienna”) (TSX-V: SIE). As part of the agreement, Sienna can earn a 100% interest in the project during a one-year option period by completing the following:

•	On signing the agreement, Sienna issued EMX 3,000,000 common shares of Sienna stock valued at $750,000 ;
•	As a condition to the exercise of the option, Sienna must undertake work commitments of at least $500,000 on the project, including drilling of at least 750 meters.
•	Upon exercise of the option, issue to EMX an additional 3,000,000 common shares of Sienna, and EMX will receive a 3% NSR royalty on the project.
•

After exercise of the option, Sienna will use commercially reasonable efforts to raise $3,000,000 for development of the project and other activities. Once Sienna has raised that amount, Sienna will issue an additional 4,000,000 common shares to EMX. Thereafter, EMX will have the right to participate pro-rata in future financings at its own cost to maintain its interest in Sienna.

•	Within six years of the execution of the agreement, Sienna may purchase 0.5% of the NSR royalty for $1,500,000, leaving EMX with a 2.5% NSR royalty.

United States

Aguila de Cobre, Arizona

On July 30, 2015, the Company, through its wholly-owned subsidiary Bronco Creek Exploration Inc. (“BCE”), entered into an option agreement to sell the Aguila de Cobre property for a combination of cash payments and work commitments. The agreement grants Kennecott Exploration Company (“KEX”), part of the Rio Tinto Group, the option to acquire a 100% interest in the property.

During April 2016, KEX terminated its option to aquire the interest in the property.

Cathedral Well, Nevada

In June 2014, the Company signed an exploration and option agreement through its wholly-owned subsidiary BCE, with Ely Gold and Minerals Inc. (“Ely Gold”) (TSX Venture: ELY) to earn a 100% interest in the Cathedral Well project by paying EMX a total of US$100,000 over the next three years after which the Company will retain a 2.5% NSR royalty, inclusive of an underlying 0.5% NSR royalty. Ely Gold completed their earn-in for the property in November of 2016 through a trade with EMX, whereby a subsidiary of Ely Gold executed a quit claim deed for certain mining claims adjacent to EMX’s Spring Canyon property in Nevada in lieu of its last US$25,000 option payment. In December 2016, Ely Gold announced it had optioned the property to Colorado Resources Ltd. (TSX-V: CXO).

Hardshell Skarn, Arizona

The Company holds a 100% interest in the Hardshell Skarn property comprised of certain unpatented federal lode mining claims.

In October 2015, the Company signed an exploration and option agreement through its wholly-owned subsidiary FOBC LLC, with Arizona Mining Inc, to earn a 100% interest in the project by paying the Company a total of US$85,000 as follows: US$25,000 (received) upon execution of the agreement and US$60,000 (received) over the next three years. In 2017, Arizona Mining earned a 100% interest in the project under the agreement by accelerating and completing the required US$85,000 in cash payments. The Company now retains a 2% NSR. After exercise of the option, annual advanced royalty payments of US$5,000 commence on the first anniversary of the exercise of the option. After commencement of commercial production, the Company is due payments of US$5,000 or the royalty coming due that year, whichever is greater.

Greenwood Peak, Arizona

In November 2017, EMX executed an Option Agreement with a wholly owned subsidiary of Antofagasta plc (“Antofagasta”) (LSE: Anto) wherby Antofagasta can earn a 100% interest in the Greenwood Peak project by: a) reimbursing EMX’s acquisition costs and making annual option payments, together totaling US$630,000 ($30,000 received), and b) completing US$4,500,000 in work expenditures within the five year option period. Upon exercise of the option EMX will retain a 2% NSR royalty on the project, which is not capped and not subject to buy-down. After exercise of the option, annual advance royalty and milestone payments will be due to EMX.

Copper Springs, Copper King, and Red Top Properties, Arizona

In September 2013, the Company, through its wholly owned subsidiary BCE, entered into option agreements to sell the Copper Springs, Copper King, and Red Top projects for a combination of cash payments, work commitments, and common shares. The agreements grant Desert Star Resources Ltd. (“Desert Star”), a TSX-V listed company, the option to acquire a 100% interest in each of the projects.

Desert Star delivered 1,050,000 common shares of Desert Star and is required to incur a minimum of US$5,000,000 in exploration expenditures by the seventh anniversary of the signing date, and making additional milestone payments to the Company.

Copper Springs, Arizona

In January, 2015, Desert Star terminated its interest in the Copper Springs project and the Company regained 100% control of the project.

On February 25, 2017, through BCE, the Company executed an Option Agreement for Copper Springs with Anglo American Exploration (USA), Inc. (“Anglo American”). Anglo American can earn a 100% interest in the project by: a) reimbursing 2016 holding and permitting costs and making annual option payments, together totaling US$447,000 ($82,000 received), and b) completing US$5,000,000 in exploration expenditures before the fifth anniversary of the agreement. Upon exercise of the option, Anglo American will pay EMX an additional US$110,000 and EMX will retain a 2% NSR royalty on the project. The royalty is not capped or purchasable, except over two parcels of Arizona State Land where Anglo American can buy a 0.5% NSR royalty from EMX for US$2,000,000. After exercise of the option, annual advanced minimum royalty (“AMR”) payments and milestone payments will be due to EMX.

Copper King, Arizona

On September 1, 2014, and July 21, 2015 the Copper King agreement was amended, extending the 2 nd anniversary payments and work commitments into 2016. On March 1, 2016, Desert Star terminated its option on the Copper King project. In October 2016, the Company, through BCE, entered into an option agreement to sell the Copper King property for a combination of cash payments and work commitments. The agreement grants Kennecott the option to acquire a 100% interest in the property.

Pursuant to the Agreement, Kennecott can earn a 100% interest in the Project by (a) reimbursing the 2016 holding costs and making option payments, together totaling US$504,314 (US$79,314 received), and (b) completing US$4,000,000 in exploration expenditures before the fifth anniversary of the Agreement Upon exercise of the option EMX will retain a 2% NSR royalty on the project which is not capped or purchasable.

After exercise of the option, AMR payments and milestone payments will be due to EMX.

Red Top, Arizona

On September 1, 2014, and July 31, 2015 the Red Top agreement was amended extending the 2 nd anniversary payments and work commitments into 2016. In January 2017 Desert Star terminated its option on the Red Top project and returned 100% control of the project to BCE.

Buckhorn Creek and Frazier Creek Properties, Arizona and Nevada

In October 2013, the Company, through its wholly owned subsidiary BCE, entered into option agreements to sell the Frazier Canyon and Buckhorn Creek projects for a combination of cash payments, work commitments, and common shares. The agreements granted Savant Explorations Ltd. (“Savant”), a TSX-V listed company, the option to acquire a 100% interest in each of the projects.

On April 27, 2015, Savant terminated its option to acquire the Frazier Creek property and the Company relinquished all mineral rights on the Frazier Creek property. On September 24, 2015, Savant terminated its interest in the Buckhorn Creek property with the Company retaining 100% ownership of the property.

Superior West, Arizona

The Company holds a 100% interest in the mineral rights comprised of certain federal unpatented mining claims, located on Tonto National Forest lands and unpatented federal mining claims under option. The Company also may earn a 100% interest in additional adjacent claims under option from a third party for cash payments totaling US$1,000,000 on or before January 2017 and subject to a 2% NSR Royalty, 1% of which may be purchased for US$2,000,000 in 0.5% increments. The Company exercised the option in December 2016, and retains a 100% interest in the project.

On May 4, 2015, the Company entered into an exploration and option to purchase agreement, through its wholly owned subsidiary BCE, for the Superior West project with Kennecott. Pursuant to the agreement, Kennecott can earn a 100% interest in the project by making cash payment upon execution of the agreement of US$149,187 (received), and thereafter completing US$5,500,000 in exploration expenditures and paying annual option payments totaling US$1,000,000 (US $100,000 received in March 2016, and US$100,000 received in January 2017 ) before the fifth anniversary of the agreement. For the execution payment, US$50,000 ($52,500) was applied against the Superior West capitalized costs, and the balance of US$99,187 was a direct reimbursement to the Company for holding costs to maintain the property in good standing. Upon exercise of the option EMX will retain a 2% NSR royalty on the properties. Kennecott has the right to buy down 1% of the NSR royalty from underlying claim holders by payment of US$4,000,000 to EMX.

Kennecott has maintained or exceeded any minimum requirements for expenditures on the project and the agreement remains in good standing.

Mineral Hill, Wyoming

In October 2016, the Company, through its wholly-owned subsidiary BCE, entered into an option agreement with Coeur Explorations, Inc., a subsidiary of Coeur Mining, Inc. (NYSE: CDE) (“Coeur”) to acquire a 100% interest in the property. The Company’s Mineral Hill project is held under a pooling agreement with a private group, Mineral Hill L.P. (“MHL”), with all proceeds split 50:50, except for the sale of surface rights associated with several patented mining claims.

Pursuant to the Agreement, Coeur may acquire a 100% interest in the Property by a) making yearly option payments, beginning upon execution of the Agreement, totaling US$435,000 (US$10,000 received upon execution, US$15,000 received in October 2017), b) making exploration expenditures totaling US$1,550,000 on or before the fifth anniversary of the agreement, and c) paying US$250,000 upon exercise of the option.

Upon exercise of the option, EMX and MHL will retain a 4% NSR royalty, of which Coeur may purchase up to 1.5% of the NSR royalty if, within sixty days after the completion of a PEA, Coeur purchases the first 0.5% for US$1,000,000. Coeur may purchase an additional 0.5% or 1% of the NSR royalty at any time thereafter for US$2,000,000 per 0.5% interest (maximum total buy down of 1.5%), with EMX and MHL retaining a 2.5% interest.

After the option exercise, EMX and MHL will receive annual advance minimum royalties of US$150,000 and, upon completion of a feasibility study, a milestone payment of US$1,000,000.

Ophir, Utah

In October 2016, the Company completed the sale of five patented mining claims comprising its Ophir property in Utah, through its wholly owned subsidiary Bullion Monarch Mining Inc., to Kennecott. The terms of the sale include a cash payment of US$75,000 (received) to EMX at closing, with the Company retaining a 2% NSR royalty on the property.

Yerington West, Nevada

The Yerington West property is comprised of certain unpatented federal mining claims located on lands administered by the BLM. Yerington West is under an Option Agreement, dated September 24, 2009 originally with Entrée Gold Inc. ("Entrée"), and now is with Mason Resources Corp. ("Mason") (TSX: MNR) as a result of a 2017 "spin out" whereby Entrée transferred the Ann Mason project, which includes EMX's Yerington West property, into Mason, a newly incorporated company.

Under the agreement, Mason can earn up to an 80% interest in the project by a) incurring expenditures of $1,000,000, making cash payments of $140,000, and issuing 85,000 shares within three years (completed by Entrée), b) making aggregate advance royalty payments totaling $375,000, being US$50,000 per year between the fifth and seventh anniversaries (received), and $75,000 per year between the eighth and tenth anniversaries ($75,000 received during the year ended Dececmber 31, 2017); and (c) delivering a feasibility study before the tenth anniversary of the agreement. Under the agreement, once earn-in has been completed, EMX can convert its interest to a 2.5% NSR. Mason has the option to buy down 1.5% of the NSR for US$4,500,000 million.

Various

The Company holds interests acquired by staking in several jurisdictions including Utah, Nevada, Arizona, Colorado and Wyoming.

Turkey

The Company has acquired numerous exploration licenses in Turkey for which there are no specific spending commitments.

Akarca Property

On June 20, 2013, the Company entered into an option agreement to sell its 100% interest in AES Madencilik A.S. ("AES Turkey"), a Turkish corporation that controls the Akarca property, for a combination of cash payments, gold bullion, work commitments, and a royalty interest to Çolakoglu, a privately owned Turkish company.

Colakoglu paid $350,000 and completed drilling requirements on the project and was required to pay additional amounts to earn its interest. In October, 2015, Çolakoglu advised EMX that it decided to forego exercising the option and the Company regained 100% control of the Akarca project.

Effective July 29, 2016, the Company entered into a share purchase agreement for the sale of AES Madencilik A.S. (“AES”), the wholly-owned EMX subsidiary that controls the Akarca gold-silver project in western Turkey, to Çiftay in�?aat Taahhüt veTicaret A.�?. ("Çiftay"), a privately owned Turkish company.

The terms of the sale provide payments to EMX as summarized below (gold payments can be made as gold bullion or the cash equivalent):

•	US$2,000,000 cash payment ($2,630,760) to EMX upon closing of the sale (received);
•

500 ounces of gold every six months commencing February 2, 2017 up to a cumulative total of 7,000 ounces of gold. Received US$601,825 in February, 2017 and US$634,825 in July, 2017, and credited against accounts receivable. Receipt of these payments leaves a pre-production total of 6,000 ounces of gold (or the cash equivalent) to be paid to EMX.

•	7,000 ounces of gold within 30 days after the commencement of commercial production from the Property provided that prior gold payments will be credited against this payment;
•	250 ounces of gold upon production of 100,000 ounces of gold from the Property;
•	250 ounces of gold upon production of an aggregate of 500,000 ounces of gold from the Property;
•	A sliding-scale royalty in the amount of the following percentages of production returns after certain deductions (“Royalty”) for ore mined from the Property:

o	For gold production: 1.0% on the first 100,000 ounces of gold; 2.0% on the next 400,000 ounces of gold; 3.0% on all gold production in excess of 500,000 ounces produced from the Property, and;
o	For all production other than gold production: 3.0%.

•	The Royalty is uncapped and cannot be bought out or reduced.

In addition, Çiftay must conduct a drilling program of at least 3,000 meters on the Property during each 12-month period commencing on August 5, 2016 until commencement of commercial production.

Pursuant to the agreement, Çiftay has guaranteed the future payments of 2,500 ounces of gold, or cash equivalent. As at December 31, 2017, the Company has recorded a receivable of $2,447,595 (including $167,718 of accreted interest income) related to the guaranteed payments which was estimated using a valuation model that requires significant judgments and assumptions, including to future metal prices and discount rates. Included in the calculation for the year ended December 31, 2017, the Company used a long term gold price of US$1,332 per ounce and a discount rate of 6%.

The sale of AES resulted in a gain of $6,683,560, resulting from proceeds of $6,737,452, less the net assets of AES of $53,892 which is included in the gain on acquisition and sale of exploration and evaluation assets for the year ended December 31, 2016.

Subsequent to December 31, 2017, EMX received a payment of US$665,525 on February 5, 2018, as the cash equivalent to the third 500 ounce gold bullion payment to be made under the terms of the agreement.

Sisorta Property

On April 2, 2012, the Company and Chesser Resources Ltd (“Chesser”) executed an agreement to sell the Sisorta property to Çolakoglu Ticari Yatrim A.S. (“Çolakoglu”) for a combination of option payments and expenditure requirements. Çolakoglu terminated the option effective March 21, 2013, leaving Chesser and the Company with a 51% and 49% interest in the Sisorta project, respectively. Until March 2015, the Company accounted for its 49% interest as an Investment in Associated Company and had written down the value of the investment to $Nil due to the pick-up of its share of net losses in the associated company. On March 20, 2015, Chesser and the Company signed definitive agreements pursuant to which the Company acquired all of Chesser’s interest in the Sisorta project for a total purchase price of $156,800 (AUD$162,092). As a result of the purchase, the Company recorded a gain on acquisition of $26,407, and $131,440 of the purchase price was allocated to exploration and evaluation assets.

Effective July 1, 2016, the Company entered into a share purchase agreement for the sale of EBX Madencilik A.S. (“EBX”), a wholly-owned subsidiary that controlled the Sisorta gold property in Turkey, to Bahar Madencilik Sinayi ve Ticaret Ltd Sti ("Bahar"), a privately owned Turkish company.

The agreement provides for Bahar's staged payments to EMX as summarized below:

•	US$250,000 cash payment ($332,969) to EMX upon closing of the sale (received).
•	Annual cash payments of US$125,000 (received) beginning on July 1, 2017 until commencement of commercial production from the Property.
•	3.5% of production returns after certain deductions (“NSR Payment") for ore mined from the Property that is processed on-site (increased to 5% if the ore is processed off-site).
•	The Advance Cash Payments will be credited at a rate of 80% against the NSR Payment payable after commercial production commences.
•	The NSR Payment is uncapped and cannot be bought out or reduced.

Pursuant to the sale of Sisorta, during the year ended December 31, 2016, the Company paid a finders fee of US$48,740 ($63,549) and recorded a gain on the sale of EBX of $86,041 which is included in the gain (loss) on acquisition and sale of exploration and evaluation assets. The future annual cash payments are not accrued as there is no guarantee of payment, and the shares of EBX could be returned if the payments are not made.

Balya Property

EMX holds an uncapped 4% NSR royalty that it retained from the sale of the property to Dedeman Madencilik San ve Tic. A.S. ("Dedeman"), a privately owned Turkish company, in 2006. The Balya royalty due to EMX from 2016 production totaled US$154,299, from which Dedeman's earlier advance royalty payment of US$100,000 was credited, resulting in an adjusted payment to EMX of US$54,299. Including applicable taxes in Turkey, $40,217 (US$30,762) has been included in royalty income. The AMR’s and net royalty payments have been included in Royalty income.

Golcuk Transfer and Royalty Agreement

On July 17, 2012, amended on January 29, 2013, and amended again by a second amending agreement dated as of November 8, 2016, the Company entered into an agreement with Pasinex Resources Limited (“PRL”) to transfer a 100% interest in the Golcuk property in exchange for PRL issuing shares to the Company as follows,

•	500,000 PRL shares on the initial issuance date (received during the year ended December 31, 2013 and valued at $27,500 or $0.055 per share);
•	An additional 500,000 PRL shares on or before the first anniversary of the initial issuance date (received during the year ended December 31, 2014 and valued at $25,000 or $0.05 per share);
•	An additional 1,000,000 PRL shares on or before the second anniversary of the initial issuance date (received in February 2015 and valued at $115,000 or $0.115 per share); and,
•	An additional 1,000,000 PRL Shares on or before the third anniversary of the initial issuance date (received in February 2016 and valued at $55,000 or $0.055 per share).

In addition to the transfer of shares, Pasinex will then pay the Company a 2.9% NSR royalty from production. Pasinex may pay the first minimum royalty payment by delivering 664,483 common shares in the capital of PRL to the Royalty Holder on or before November 30, 2016 (received valued at $79,738). Pasinex has the option of purchasing 0.9% of the royalty for US$1,000,000 prior to the 6 th anniversary of the effective date of the agreement. In 2017 EMX received 224,150 shares of Pasinex and US$49,204 in cash for the advance royalty payment due in September, 2017.

Tumad Agreement - Trab-23

The Trab-23 property is located in northeast Turkey. In February 2013 Tumad Madencilik San.Ve TIC, A.S. (“Tumad”), executed an option agreement (the “Trab-23 Agreement”) to acquire Trab-23 from the Company. The Trab-23 Agreement provides an upfront transfer of the two licenses to Tumad, in-ground spending requirements, a revenue stream of annual earn-in and pre-production payments, and a revenue stream based upon production. The Trab-23 Agreement is contingent upon approval by Turkey’s General Directorate of Mining Affairs ("MIGEM") to combine the two licenses into a single exploitation license. This license combination and transfer occurred on September 11, 2014 (the “Transfer Date”). Provided that Tumad has made the payments and performed the work described in the Trab-23 Agreement, on or before September 11, 2017 Tumad may exercise its option to retain the property, and after such election, shall pay annual minimum royalties of US$100,000 commencing upon the first anniversary of such exercise. Upon production from the Trab-23 licenses, Tumad will pay the Company a 3% NSR royalty from production. The annual minimum royalties will be credited to 80% of the NSR royalty then payable.

Tumad's payment and drill requirements have not been met and Tumad terminated the agreement in 2017, and is currently in the process of returning the property to 100% EMX control.

Ferrite Agreement - Alankoy

On December 20, 2013, the Company signed an Exploration and Option Agreement (the “Alankoy Agreement”) with Ferrite Resources Ltd. (“Ferrite”), a privately-held Australian company, whereby Ferrite had the option to acquire the Company’s subsidiaries that hold the Alankoy project, with the Company retaining a 3% NSR. To do so, Ferrite paid US$35,000 upon signing and must expend at least US$200,000 on exploration activities each year for the three years after June 3, 2014 (the Effective Date). In addition, Ferrite is required to make annual deliveries of gold bullion to the Company as Advanced Annual Royalties (AARs) on each anniversary of the Effective Date.

In October 2015, Ferrite informed the Company they would not continue with the option agreement and paid to EMX US$25,000 ($33,205) related to reimbursement of expenditures owed by Ferrite.

Alankoy Property – Black Sea Copper & Gold Agreement

On November 23, 2015, the Company signed an Exploration and Option Agreement with Black Sea Copper & Gold Corp. (“Black Sea”), a privately-held British Columbia corporation, for the Alankoy copper-gold property in northwestern Turkey, whereby Black Sea has the option to acquire the Company’s subsidiaries that hold the Alankoy project, with the Company retaining a 3% production royalty. To do so, Black Sea paid US$25,000 (received $35,408 in January 2016) upon signing and must incur certain exploration expenditure milestones.

In February 2017, the Company received notification that 0955767 B.C Ltd (Formerly Black Sea) was terminating the Alankoy agreement and paid US$16,439 to EMX for reimbursement of costs. EMX has regained 100% control of the project.

Aktutan Property

EMX has a royalty interest in the Aktutan polymetallic project sold to Dedeman in 2007 for considerations that include a 4% uncapped NSR and annual advance royalty payments. During the year ended December 31, 2017, EMX received two advanced royalty payments on its Aktutan property for $261,473 (US$200,000) from Dedeman.

Australia exploration licenses

The Company’s Australian properties are comprised of contiguous exploration licenses along the Koonenberry gold belt in New South Wales, Australia. The Australian properties are acquired either directly through staking or through agreements with license holders.

Koonenberry Property

In February 2014, the Company signed an exploration and option agreement with North Queensland Mining Pty Ltd. (“NQM”), a privately-held Australian company, giving NQM the right to acquire the Company’s Koonenberry exploration licenses in New South Wales, Australia. NQM will bear responsibility of satisfying all existing work commitments and honoring all underlying property agreements during the term of the agreement. NQM has the option to earn a 100% interest in the EMX subsidiary that holds the licenses, with EMX retaining a 3% production royalty.

In 2017, Koonenberry Gold Pty Ltd. (“KNB”) completed the earn-in requirements under the exploration and option Agreement between NQM and the Company, and elected to acquire EMX’s Koonenberry exploration licenses. KNB, a private Australian company, is the successor in interest to NQM under the agreement. The Company transferred its wholly-owned subsidiary, EMX Exploration Pty Ltd, the holder of the Koonenberry licenses, to KNB. EMX retains a 3% royalty on all future production from the Koonenberry licenses. As a result of this transaction, all of EMX’s interests in the Koonenberry gold project have now been converted to royalties. As a result of the sale, the Company recorded a loss of $87,987 being the capitalized costs of the Koonenberry property and field equipment with a book value of $6,866 transferred to KNB at the time of sale.

New Zealand exploration licenses

In September 2014, and amended in December 2015 the Company signed an option agreement with Land & Mineral Limited (“L&M”), a privately-held Australian company, giving L&M the right to acquire Hauraki Gold Ltd. (“Hauraki”), the wholly-owned EMX subsidiary that controls the Neavesville gold-silver property located in the Hauraki goldfield of New Zealand’s North Island. The purchase and sale agreement included an execution payment of $100,000 ($50,000 received on signing in 2015, and $50,000 received in May 2016, being the balance of the execution payment) and a series of anniversary and milestone payments equal to a certain amount of troy ounces of gold. Pursuant to the agreement, In September 2016, the Company received a $129,562 payment equivalent to a required payment of 75 troy ounces of gold.

Haiti exploration permits

Eurasian and joint venture partner Newmont Ventures Limited (“Newmont”), a wholly owned subsidiary of Newmont Mining Corporation (collectively, the “JV”), had the right to establish specific exploration areas along the trend of Haiti’s Massif du Nord mineral belt. Newmont was funding and managing six joint venture Designated Projects (“DP’s”) across the exploration areas. The Company’s work on the 100% controlled Grand Bois gold-copper project is outside of the JV with Newmont.

On November 2, 2015, the Company terminated the EMX –Newmont JV that covered the six designated exploration areas and sold its interest in Haiti to Newmont for a $5,277,542 (US$4,000,000) cash payment and a retained 0.5% NSR royalty interest.

Exploration Expenditures

During the year ended December 31, 2017, the Company incurred the following exploration expenditures by projects, which were expensed as incurred:

	Scandinavia	USA				Turkey	Asia Pacific			Other	Total
		Kennecott Exploration	Anglo American	Other USA	Total		New Zealand	Other	Total
Administration Cost	$67,159	$74	$292	$185,833	$186,199	$65,877	$40,765	$10,669	$51,434	$6,073	$376,742
Assays	24,972	7,727	-	6,031	13,758	940	-	-	-	-	39,670
Drilling / Trenching	13,509	370	-	89,142	89,512	-	-	-	-	-	103,021
Land and Legal	73,870	-	-	198,126	198,126	23,062	3,511	15,334	18,845	9,534	323,437
Logistics	26,040	8,326	6,168	187,423	201,917	1,379	-	-	-	-	229,336
Personnel	566,367	35,565	18,052	1,593,930	1,647,547	175,649	13,606	106,659	120,265	44,619	2,554,447
Property Cost	347,792	363	39,396	901,022	940,781	27,130	3,965	25,238	29,203	-	1,344,906
Professional Services	77,768	-	-	6,498	6,498	93,506	-	72,497	72,497	27,180	277,449
Share Based Payments	111,887	-	-	476,569	476,569	52,362	5,318	28,456	33,774	64,993	739,585
Technical Studies	17,921	10,370	-	2,554	12,924	-	-	34,506	34,506	31,873	97,224
Travel	118,904	735	-	104,249	104,984	11,584	1,567	6,844	8,411	4,419	248,302
Total Expenditures	1,446,189	63,530	63,908	3,751,377	3,878,815	451,489	68,732	300,203	368,935	188,691	6,334,119
Recoveries	(239,088)	(69,812)	(167,690)	(166,028)	(403,530)	(21,338)	(26,434)	(31,578)	(58,012)	-	(721,968)
Operator fees	-	(7,451)	-	(22,319)	(29,770)	-	-	-	-	-	(29,770)
Option Payments & Shares Received	(750,000)	(64,901)	-	(110,333)	(175,234)	(122,326)	-	-	-	-	(1,047,560)
Other Property Income	-	(2,090)	(714)	(55,594)	(58,398)	-	(5,349)	-	(5,349)	-	(63,747)
Total Recoveries	(989,088)	(144,254)	(168,404)	(354,274)	(666,932)	(143,664)	(31,783)	(31,578)	(63,361)	-	(1,863,045)
Net Expenditures	$457,101	$(80,724)	$(104,496)	$3,397,103	$3,211,883	$307,825	$36,949	$268,625	$305,574	$188,691	$4,471,074

During the year ended December 31, 2017, The Company:

•	Received or accrued $239,088 in expenditures recovered from Boreal in Sweden;
•	Received 3,000,000 common shares of Sienna valued at $750,000 ;
•	Received a $65,368 (US$50,000) option payment related to an exploration and option to purchase agreement for the Copper King project with Kennecott;
•	Received as part of the Copper Springs option agreement with Anglo American, US$82,000 ($106,436) as reimbursement of previously paid land holding costs; and
•

Recorded an option payment from Pasinex pursuant to a property agreement on the Company’s Golcuk property for the equivalent to 75 ounces of gold in the form of $61,805 (US$49,204) cash and 224,150 shares of Pasinex valued at $60,521.

During the year ended December 31, 2016, the Company incurred the following exploration expenditures by projects, which were expensed as incurred:

	Scandinavia	USA				Turkey			Asia Pacific			Other	Total
		Kennecott Exploration	Desert Star Resources	Other USA	Total	Akarca	Other	Total	New Zealand	Other	Total
Administration Cost	$37,498	$109	$25	$157,106	$157,240	$27,055	$92,397	$119,452	$2,220	$9,520	$11,740	$24,650	$350,580
Assays	8,596	845	-	6,635	7,480	676	-	676	-	-	-	-	16,752
Drilling / Trenching	76,687	314,972	-	91	315,063	44,283	14,679	58,962	-	-	-	-	450,712
Land and Legal	48,632	-	-	182,160	182,160	39,603	160,831	200,434	-	23,778	23,778	40,384	495,388
Logistics	14,535	57,164	1,822	70,590	129,576	13,810	5,708	19,518	-	9,155	9,155	5,282	178,066
Personnel	195,223	118,679	12,676	1,420,907	1,552,262	297,586	264,527	562,113	-	99,751	99,751	171,881	2,581,230
Property Cost	165,640	2,677	39,460	485,365	527,502	154,526	32,426	186,952	37,230	47,219	84,449	-	964,543
Professional Services	135,527	-	-	13,664	13,664	61,577	22,029	83,606	496	1,772	2,268	17,625	252,690
Share Based Payments	40,285	-	-	295,008	295,008	32,805	69,020	101,825	-	17,673	17,673	48,066	502,857
Technical Studies	106,093	42,666	-	16,107	58,773	38,383	6,544	44,927	-	11,397	11,397	163,444	384,634
Travel	63,571	-	-	103,478	103,478	16,310	31,479	47,789	-	6,861	6,861	16,382	238,081
Total Expenditures	892,287	537,112	53,983	2,751,111	3,342,206	726,614	699,640	1,426,254	39,946	227,126	267,072	487,714	6,415,533
Recoveries	-	(555,217)	(51,833)	(21,938)	(628,988)	(43,550)	-	(43,550)	-	(48,781)	(48,781)	-	(721,319)
Operator fees	-	(56,271)	(1,263)	-	(57,534)	-	-	-	-	-	-	-	(57,534)
Option Payments *	-	(24,720)	-	(125,890)	(150,610)	-	(170,146)	(170,146)	(180,476)	-	(180,476)	-	(501,232)
Other Property Income	-	(9,720)	(265)	(39,755)	(49,740)	-	(56,466)	(56,466)	(27,243)	-	(27,243)	(2,040)	(135,489)
Total Recoveries	-	(645,928)	(53,361)	(187,583)	(886,872)	(43,550)	(226,612)	(270,162)	(207,719)	(48,781)	(256,500)	(2,040)	(1,415,574)
Net Expenditures	$892,287	$(108,816)	$622	$2,563,528	$2,455,334	$683,064	$473,028	$1,156,092	$(167,773)	$178,345	$10,572	$485,674	$4,999,959

*The Company received a $129,820 (US$100,000) annual option payment related to an exploration and option to purchase agreement for the Superior West project with Kennecott applied as to $105,100 to the Superior West capitalized costs, and $24,720 to exploration recoveries.

Significant components of “Other” total exploration expenditures for the year ended December 31, 2016 were Haiti - $148,455 ; Austria - $48,767 ; and other general exploration costs in Europe totalling - $146,159.

During the year ended December 31, 2015, the Company incurred the following exploration expenditures by projects, which were expensed as incurred:

	Scandinavia	USA				Turkey			Asia Pacific			Other *	Total
		Kennecott Exploration	Desert Star Resources	Other USA	Total	Akarca	Other	Total	New Zealand	Other	Total
Administration Cost	$61,523	$676	$1,271	$127,873	$129,820	$16,296	$43,532	$59,828	$4,767	$2,932	$7,699	$44,763	$303,633
Assays	5,307	1,825	142	22,472	24,439	-	5,509	5,509	-	-	-	1,480	36,735
Drilling / Trenching	11,874	-	-	7,111	7,111	-	-	-	-	-	-	-	18,985
Land and Legal	39,518	-	-	132,178	132,178	23,208	45,957	69,165	4,914	10,136	15,050	31,480	287,391
Logistics	26,978	32,211	2,646	98,391	133,248	12,014	40,408	52,422	499	4,475	4,974	48,472	266,094
Personnel	423,697	154,004	24,500	1,261,865	1,440,369	205,665	561,082	766,747	45,557	101,586	147,143	201,162	2,979,118
Property Cost	60,369	87,771	75,530	415,594	578,895	176,773	116,132	292,905	8,921	44,322	53,243	43,094	1,028,506
Professional Services	86,874	-	-	13,813	13,813	42,381	117,062	159,443	28,938	10,410	39,348	161,232	460,710
Share Based Payments	7,103	-	-	75,468	75,468	-	12,430	12,430	-	(1,793)	(1,793)	(20,811)	72,397
Technical Studies	28,083	77,485	5,151	68,265	150,901	-	17,183	17,183	3,508	25,407	28,915	112,739	337,821
Travel	59,934	128	-	27,107	27,235	-	28,263	28,263	3,781	10,609	14,390	27,590	157,412
Total Expenditures	811,260	354,100	109,240	2,250,137	2,713,477	476,337	987,558	1,463,895	100,885	208,084	308,969	651,201	5,948,802
Recoveries	-	(426,190)	(118,065)	(93,549)	(637,804)	(295,024)	(33,305)	(328,329)	-	-	-	(96,675)	(1,062,808)
Operator fees	-	(44,067)	(4,258)	(9,457)	(57,782)	-	-	-	-	-	-	-	(57,782)
Option Payments	-	(31,955)	-	(127,820)	(159,775)	-	(242,820)	(242,820)	-	-	-	-	(402,595)
Other Property Income	-	(13,102)	-	(32,922)	(46,024)	-	-	-	(14,918)	-	(14,918)	-	(60,942)
Total Recoveries	-	(515,314)	(122,323)	(263,748)	(901,385)	(295,024)	(276,125)	(571,149)	(14,918)	-	(14,918)	(96,675)	(1,584,127)
Net Expenditures	$811,260	$(161,214)	$(13,083)	$1,986,389	$1,812,092	$181,313	$711,433	$892,746	$85,967	$208,084	$294,051	$554,526	$4,364,675

*Significant components of “Other” total exploration expenditures for the year ended December 31, 2015 were Haiti - $359,827 ; Germany - $107,899 ; Austria - $69,667 ; and Russia - $32,137.